Fair Value of Financial Instruments - Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3 (Detail) - Level 3 [member] - Option pricing model [member]
12 Months Ended
Oct. 31, 2018
Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Interest rate volatility
Range of estimates	7% - 93%
Equity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Equity volatility
Range of estimates	2% - 124%
Equity contracts 1 [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Single stock correlation
Range of estimates	(70)% - 97%
Changes in fair value from reasonably possible alternatives	(9)/9 millions